Comparative Figures	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
Comparative Figures	25. COMPARATIVE FIGURES Certain of the comparative figures have been reclassified to conform to the current year’s method of presentation.